T. ROWE PRICE Tax-Efficient Equity Fund
May 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 8.1%
Entertainment 0.4%
Electronic Arts  10,500 1,456
Netflix (1) 4,900 967
Roku (1) 1,500 142
Spotify Technology (1) 2,500 282
Take-Two Interactive Software (1) 1,152 144
2,991
Interactive Media & Services 7.4%
Alphabet, Class C (1) 17,579 40,094
IAC/InterActiveCorp (1) 1,746 149
Match Group (1) 22,873 1,802
Meta Platforms, Class A (1) 59,486 11,519
Pinterest, Class A (1) 12,500 246
Snap, Class A (1) 45,600 643
ZoomInfo Technologies (1) 2,934 118
54,571
Media 0.2%
Cable One  947 1,234
1,234
Wireless Telecommunication Services 0.1%
T-Mobile U.S. (1) 6,773 903
903
Total Communication Services 59,699
CONSUMER DISCRETIONARY 15.3%
Auto Components 0.0%
Aptiv (1) 1,410 150
150
Automobiles 2.9%
Ferrari  4,240 827
Tesla (1) 26,625 20,188
21,015
Distributors 0.2%
Pool  3,681 1,467
1,467
Diversified Consumer Services 0.2%
Bright Horizons Family Solutions (1) 5,300 480
Service Corp. International  17,480 1,224
1,704

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure 2.7%
Airbnb, Class A (1) 13,472 1,628
Booking Holdings (1) 607 1,362
Caesars Entertainment (1) 7,600 381
Chipotle Mexican Grill (1) 2,700 3,787
Domino's Pizza  4,037 1,466
Hilton Worldwide Holdings  25,500 3,592
MGM Resorts International  67,900 2,375
Papa John's International  2,400 211
Restaurant Brands International (2) 17,302 909
Starbucks  20,275 1,592
Vail Resorts  1,000 252
Wynn Resorts (1) 4,800 317
Yum! Brands  13,600 1,652
19,524
Household Durables 0.2%
NVR (1) 250 1,113
1,113
Internet & Direct Marketing Retail 3.8%
Amazon.com (1) 10,429 25,073
Chewy, Class A (1) 5,517 137
Etsy (1) 10,898 884
MercadoLibre (1) 1,900 1,493
27,587
Leisure Products 0.1%
Mattel (1) 15,000 377
377
Multiline Retail 0.6%
Dollar General  19,248 4,241
Dollar Tree (1) 1,000 160
Ollie's Bargain Outlet Holdings (1) 2,562 121
4,522
Specialty Retail 3.6%
AutoZone (1) 1,054 2,171
Burlington Stores (1) 3,200 539
CarMax (1) 12,489 1,240
Carvana (1) 610 18
Five Below (1) 7,700 1,005
Floor & Decor Holdings, Class A (1) 4,200 317
Home Depot  25,840 7,823
O'Reilly Automotive (1) 7,053 4,494
RH (1) 300 87
Ross Stores  11,200 952

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
TJX  31,077 1,976
Tractor Supply  15,752 2,951
Ulta Beauty (1) 5,900 2,496
Williams-Sonoma  2,800 358
26,427
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica (1) 10,360 3,032
NIKE, Class B  33,449 3,976
7,008
Total Consumer Discretionary 110,894
CONSUMER STAPLES 2.3%
Beverages 1.6%
Boston Beer, Class A (1) 350 125
Brown-Forman, Class B  12,512 827
Constellation Brands, Class A  9,000 2,209
Diageo, ADR  28,300 5,291
Keurig Dr Pepper  24,615 855
Monster Beverage (1) 15,028 1,339
PepsiCo  6,800 1,141
11,787
Food & Staples Retailing 0.1%
BJ's Wholesale Club Holdings (1) 10,500 608
Casey's General Stores  1,500 314
922
Food Products 0.5%
Darling Ingredients (1) 16,900 1,353
Hershey  6,583 1,394
McCormick  10,262 951
Tyson Foods, Class A  2,500 224
3,922
Household Products 0.0%
Church & Dwight  1,419 128
128
Personal Products 0.1%
Estee Lauder, Class A  2,700 688
688
Total Consumer Staples 17,447
ENERGY 1.3%
Energy Equipment & Services 0.1%
Halliburton  11,000 446
446

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels 1.2%
APA  3,500 164
Coterra Energy  37,800 1,298
Devon Energy  50,000 3,745
Pioneer Natural Resources  12,700 3,530
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $15 (1)(3)(4) 5 30
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $216 (1)(3)(4) 58 345
9,112
Total Energy 9,558
FINANCIALS 4.7%
Banks 0.2%
First Republic Bank  7,100 1,101
SVB Financial Group (1) 500 244
1,345
Capital Markets 3.4%
BlackRock  2,600 1,740
Blue Owl Capital  49,700 623
Cboe Global Markets  7,679 862
Charles Schwab  29,083 2,039
CME Group  7,310 1,453
FactSet Research Systems  400 153
Intercontinental Exchange  6,200 635
MarketAxess Holdings  4,760 1,341
Moody's  7,461 2,250
MSCI  8,100 3,583
Nasdaq  1,100 171
S&P Global  23,437 8,191
Tradeweb Markets, Class A  28,640 1,936
24,977
Consumer Finance 0.1%
Discover Financial Services  8,300 942
942
Diversified Financial Services 0.3%
Apollo Global Management  34,800 2,006
2,006
Insurance 0.7%
Arthur J Gallagher  6,500 1,053
Assurant  800 141
Hartford Financial Services Group  15,000 1,088
Marsh & McLennan  12,500 1,999

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Progressive  8,833 1,054
5,335
Total Financials 34,605
HEALTH CARE 13.5%
Biotechnology 1.3%
Alnylam Pharmaceuticals (1) 2,301 289
Argenx, ADR (1) 1,733 536
Ascendis Pharma, ADR (1) 1,454 123
BioMarin Pharmaceutical (1) 3,113 234
BioNTech, ADR (1) 16,528 2,700
Blueprint Medicines (1) 1,900 105
Exact Sciences (1) 4,900 244
Genmab, ADR (1) 25,088 759
Horizon Therapeutics (1) 1,700 153
Incyte (1) 2,059 156
Neurocrine Biosciences (1) 1,945 182
Regeneron Pharmaceuticals (1) 2,900 1,928
Seagen (1) 2,898 393
United Therapeutics (1) 1,200 276
Vertex Pharmaceuticals (1) 6,599 1,773
9,851
Health Care Equipment & Supplies 2.7%
ABIOMED (1) 2,300 606
Align Technology (1) 6,786 1,884
Becton Dickinson & Company  3,100 793
Cooper  3,600 1,263
Dexcom (1) 8,215 2,448
Hologic (1) 2,500 188
ICU Medical (1) 613 111
IDEXX Laboratories (1) 5,162 2,021
Insulet (1) 4,200 897
Intuitive Surgical (1) 20,340 4,630
Novocure (1) 2,500 201
Penumbra (1) 2,600 382
QuidelOrtho (1) 1,200 114
ResMed  12,100 2,462
Shockwave Medical (1) 1,000 164
STERIS  1,865 426
Teleflex  3,600 1,036
19,626
Health Care Providers & Services 4.5%
Acadia Healthcare (1) 2,300 164
Amedisys (1) 1,200 139
Anthem  7,247 3,693

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Centene (1) 13,349 1,087
DaVita (1) 1,300 127
Guardant Health (1) 2,139 88
HCA Healthcare  11,800 2,483
Humana  3,053 1,387
McKesson  13,500 4,437
Molina Healthcare (1) 7,314 2,123
UnitedHealth Group  34,600 17,188
32,916
Health Care Technology 0.3%
Veeva Systems, Class A (1) 14,592 2,484
2,484
Life Sciences Tools & Services 3.0%
Agilent Technologies  15,008 1,914
Avantor (1) 106,738 3,420
Bio-Rad Laboratories, Class A (1) 3,400 1,829
Bio-Techne  4,700 1,738
Bruker  3,500 219
Illumina (1) 4,319 1,034
IQVIA Holdings (1) 3,300 710
Mettler-Toledo International (1) 2,213 2,846
Repligen (1) 8,300 1,365
Thermo Fisher Scientific  10,519 5,970
West Pharmaceutical Services  2,800 869
21,914
Pharmaceuticals 1.7%
Catalent (1) 6,200 639
Elanco Animal Health (1) 33,014 782
Eli Lilly  17,600 5,517
Royalty Pharma, Class A  4,200 173
Zoetis  32,568 5,567
12,678
Total Health Care 99,469
INDUSTRIALS & BUSINESS SERVICES 8.1%
Aerospace & Defense 0.7%
BWX Technologies  2,800 143
Hexcel  2,500 144
Howmet Aerospace  4,000 143
Huntington Ingalls Industries  1,000 210
L3Harris Technologies  3,617 871
Northrop Grumman  3,700 1,732
TransDigm Group (1) 2,928 1,773

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Woodward  1,000 102
5,118
Air Freight & Logistics 1.2%
Expeditors International of Washington  2,700 294
United Parcel Service, Class B  45,626 8,315
8,609
Airlines 0.1%
Alaska Air Group (1) 6,000 290
Southwest Airlines (1) 6,500 298
588
Building Products 0.4%
A.O. Smith  3,500 211
Allegion  5,600 625
Fortune Brands Home & Security  6,300 437
Trane Technologies  8,900 1,229
Trex (1) 4,400 280
2,782
Commercial Services & Supplies 1.6%
Cintas  9,100 3,625
Copart (1) 21,026 2,408
IAA (1) 10,300 402
Republic Services  6,500 870
Ritchie Bros Auctioneers  3,000 181
Rollins  23,000 816
Waste Connections  24,710 3,151
11,453
Construction & Engineering 0.1%
Valmont Industries  2,200 565
565
Electrical Equipment 0.4%
AMETEK  1,287 156
Generac Holdings (1) 7,900 1,952
Hubbell  1,600 304
Rockwell Automation  3,472 740
3,152
Industrial Conglomerates 0.1%
Roper Technologies  1,842 815
815
Machinery 0.7%
Cummins  4,163 871
Deere  8,347 2,986
Graco  2,500 158

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
IDEX  925 177
Middleby (1) 2,300 348
Otis Worldwide  4,000 298
PACCAR  4,000 347
Toro  1,800 149
5,334
Professional Services 1.2%
Booz Allen Hamilton Holding  3,426 294
CoStar Group (1) 22,380 1,364
Equifax  10,614 2,150
Leidos Holdings  1,900 198
TransUnion  35,951 3,121
Upwork (1) 6,521 119
Verisk Analytics  10,581 1,851
9,097
Road & Rail 1.1%
Canadian Pacific Railway  21,188 1,514
JB Hunt Transport Services  1,309 226
Landstar System  1,400 212
Old Dominion Freight Line  9,567 2,470
Union Pacific  18,200 4,000
8,422
Trading Companies & Distributors 0.5%
Fastenal  10,100 541
Ferguson  8,600 1,028
SiteOne Landscape Supply (1) 2,500 336
United Rentals (1) 4,200 1,252
Watsco  1,068 273
3,430
Total Industrials & Business Services 59,365
INFORMATION TECHNOLOGY 42.7%
Communications Equipment 0.2%
Motorola Solutions  7,300 1,604
1,604
Electronic Equipment, Instruments & Components 1.5%
Amphenol, Class A  60,294 4,272
CDW  24,493 4,160
Cognex  5,900 286
Keysight Technologies (1) 3,918 571
Littelfuse  793 214
Zebra Technologies, Class A (1) 5,346 1,808
11,311

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services 7.9%
Accenture, Class A  21,836 6,517
Automatic Data Processing  4,500 1,003
Block, Class A (1) 11,300 989
Broadridge Financial Solutions  8,261 1,208
Endava, ADR (1) 2,000 202
EPAM Systems (1) 2,037 690
Euronet Worldwide (1) 1,754 213
Fiserv (1) 7,000 701
FleetCor Technologies (1) 5,800 1,443
Gartner (1) 8,100 2,125
Genpact  6,600 293
Globant (1) 1,300 246
GoDaddy, Class A (1) 2,377 178
Mastercard, Class A  41,200 14,744
MongoDB (1) 6,000 1,423
Okta (1) 13,100 1,088
Paychex  4,300 532
PayPal Holdings (1) 28,300 2,411
Shopify, Class A (1) 4,100 1,538
Snowflake, Class A (1) 4,346 555
SS&C Technologies Holdings  19,879 1,272
Twilio, Class A (1) 7,500 789
VeriSign (1) 4,292 749
Visa, Class A  80,000 16,974
WEX (1) 667 114
57,997
Semiconductors & Semiconductor Equipment 10.2%
Advanced Micro Devices (1) 69,550 7,085
Analog Devices  21,575 3,633
Enphase Energy (1) 8,100 1,508
Entegris  34,060 3,779
KLA  26,776 9,769
Lam Research  6,260 3,256
Lattice Semiconductor (1) 3,827 199
Marvell Technology  8,302 491
Microchip Technology  58,822 4,274
MKS Instruments  900 111
Monolithic Power Systems  9,912 4,464
NVIDIA  108,800 20,315
ON Semiconductor (1) 26,500 1,608
QUALCOMM  56,075 8,031
Silicon Laboratories (1) 1,000 149
Skyworks Solutions  18,100 1,971
Synaptics (1) 800 119

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Taiwan Semiconductor Manufacturing, ADR  35,900 3,421
Teradyne  9,000 983
75,166
Software 16.5%
Adobe (1) 15,092 6,286
ANSYS (1) 2,000 521
AppLovin, Class A (1)(2) 3,300 126
Aspen Technology (1) 2,142 414
Atlassian, Class A (1) 7,391 1,311
Autodesk (1) 7,791 1,619
Avalara (1) 10,600 897
Bentley Systems, Class B  2,449 84
Bill.com Holdings (1) 10,692 1,264
Black Knight (1) 28,528 1,937
Cadence Design Systems (1) 22,289 3,426
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719 (1)(3)(4) 422 403
CCC Intelligent Solutions Holdings (1) 6,257 56
Ceridian HCM Holding (1) 5,263 296
Confluent, Class A (1) 19,028 402
Coupa Software (1) 2,600 179
Crowdstrike Holdings, Class A (1) 18,054 2,888
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $82 (1)(3)(4) 1,711 284
Datadog, Class A (1) 15,249 1,455
Descartes Systems Group (1) 2,500 148
DocuSign (1) 7,855 659
DoubleVerify Holdings (1) 5,500 122
Dynatrace (1) 3,948 149
Fair Isaac (1) 1,800 737
Five9 (1) 3,700 358
Fortinet (1) 17,100 5,030
Gitlab, Class A (1) 2,720 106
HubSpot (1) 4,000 1,351
Informatica, Class A (1)(2) 6,200 126
Intuit  14,500 6,010
Manhattan Associates (1) 4,600 556
Microsoft  171,225 46,551
nCino (1) 7,534 246
Palo Alto Networks (1) 8,800 4,424
Paycom Software (1) 7,648 2,175
Paycor HCM (1)(2) 4,435 109
Paylocity Holding (1) 3,500 612
Procore Technologies (1) 2,391 109
PTC (1) 12,300 1,433
Qualtrics International, Class A (1) 6,032 86
RingCentral, Class A (1) 1,800 114

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Salesforce (1) 40,095 6,425
SentinelOne, Class A (1) 24,743 589
ServiceNow (1) 10,300 4,815
Smartsheet, Class A (1) 3,200 114
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 114
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 159
Synopsys (1) 18,227 5,818
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4) 4,598 35
Trade Desk, Class A (1) 43,000 2,238
Tyler Technologies (1) 6,294 2,240
UiPath, Class A (1) 8,454 144
Workday, Class A (1) 7,000 1,094
Workiva (1) 1,600 117
Zoom Video Communications, Class A (1) 6,200 666
Zscaler (1) 11,500 1,761
121,388
Technology Hardware, Storage & Peripherals 6.4%
Apple  317,300 47,227
47,227
Total Information Technology 314,693
MATERIALS 2.5%
Chemicals 1.4%
Air Products & Chemicals  2,400 591
Albemarle  4,400 1,146
CF Industries Holdings  7,000 691
Corteva  20,000 1,252
Linde  6,100 1,981
Nutrien  12,000 1,166
PPG Industries  8,000 1,012
RPM International  4,300 379
Sherwin-Williams  7,814 2,094
10,312
Construction Materials 0.2%
Vulcan Materials  11,100 1,830
1,830
Containers & Packaging 0.3%
Ardagh Metal Packaging (1) 19,834 120
Avery Dennison  2,482 428
Ball  17,400 1,233
Sealed Air  5,000 311
2,092
Metals & Mining 0.6%
BHP Group, ADR  46,500 3,286

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Steel Dynamics  10,000 854
4,140
Total Materials 18,374
REAL ESTATE 0.8%
Equity Real Estate Investment Trusts 0.8%
Alexandria Real Estate Equities, REIT  2,300 382
CubeSmart, REIT  24,000 1,069
Equity LifeStyle Properties, REIT  9,200 696
Rexford Industrial Realty, REIT  2,400 153
SBA Communications, REIT  10,600 3,568
5,868
Real Estate Management & Development 0.0%
eXp World Holdings  4,300 60
60
Total Real Estate 5,928
Total Common Stocks (Cost $380,105) 730,032
CONVERTIBLE PREFERRED STOCKS 0.5%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137 (1)(3)(4) 16,937 111
Total Health Care 111
INFORMATION TECHNOLOGY 0.5%
Software 0.5%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 24
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)(3)
(4) 5,191 861
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)(3)(4) 1,419 235
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)(3)
(4) 3,712 616
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)(3)
(4) 6,806 142
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 451
Snyk, Series F, Acquisition Date: 9/3/21, Cost $240 (1)(3)(4) 16,718 190
Socure, Series A, Acquisition Date: 12/22/21, Cost $194 (1)(3)(4) 12,046 194
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,887 159
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 3
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)(4) 22,915 368

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Tanium, Series G, 1/2/24, Acquisition Date: 8/26/15,
Cost $141 (1)(3)(4) 28,431 219
Total Information Technology 3,462
Total Convertible Preferred Stocks (Cost $3,287) 3,573
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.66% (5)(6) 1,154 1
Total Short-Term Investments (Cost $1) 1
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.66% (5)(6) 1,158,836 1,159
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,159
Total Securities Lending Collateral (Cost $1,159) 1,159
Total Investments in Securities 100.0%
(Cost $384,552) $ 734,765
Other Assets Less Liabilities 0.0% 250
Net Assets 100.0% $ 735,015
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at May 31, 2022.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $4,943 and represents 0.7% of net assets.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Tax-Efficient Equity Fund

.
.
.
.
.
.
.
.
.
.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.66% $ — $ — $ 1++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
02/28/22
Purchase
Cost
Sales
Cost
Value
05/31/22
T. Rowe Price Government
Reserve Fund, 0.66% $ 6,286  ¤  ¤ $ 1,160
Total $ 1,160^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,160.

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Tax-Efficient Equity Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and

T. ROWE PRICE Tax-Efficient Equity Fund

prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 728,662 $ — $ 1,370 $ 730,032
Convertible Preferred Stocks — — 3,573 3,573
Short-Term Investments 1 — — 1
Securities Lending Collateral 1,159 — — 1,159
Total $ 729,822 $ — $ 4,943 $ 734,765

T. ROWE PRICE Tax-Efficient Equity Fund

coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F136-054Q1 05/22